Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(¹) ($)	Compensation Actually Paid to PEO(¹)(²)(³) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(¹) ($)	Average Compensation Actually Paid to Non-PEO NEOs(¹)(²)(³) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income(⁵) ($ Millions)	Adjusted EBITDA(6) ($ Millions)

					TSR ($)	Peer Group TSR ($)

2025	16,779,811	16,276,812	2,615,589	2,583,828	77.04	74.11	213	492
2024	14,415,883	5,268,863	2,162,723	1,152,342	70.69	65.37	306	474
2023	13,150,490	9,298,232	2,116,389	1,664,356	99.50	85.80	587	434
2022	10,537,281	18,179,329	1,811,034	2,678,398	104.24	86.99	130	348
2021	9,307,212	4,152,980	1,523,629	1,061,924	88.54	119.82	50	228

PEO Total Compensation Amount	$ 16,779,811	$ 14,415,883	$ 13,150,490	$ 10,537,281	$ 9,307,212
PEO Actually Paid Compensation Amount	16,276,812	5,268,863	9,298,232	18,179,329	4,152,980
Non-PEO NEO Average Total Compensation Amount	2,615,589	2,162,723	2,116,389	1,811,034	1,523,629
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,583,828	1,152,342	1,664,356	2,678,398	1,061,924
Compensation Actually Paid vs. Total Shareholder Return	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation
Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the
Dow Jones U.S. Auto Parts Index TSR over the same period.

Compensation Actually Paid vs. Net Income	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation
Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation
	Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the four most recently completed fiscal years.
Total Shareholder Return Amount	$ 77.04	70.69	99.50	104.24	88.54
Peer Group Total Shareholder Return Amount	74.11	65.37	85.80	86.99	119.82
Net Income (Loss)	$ 213	$ 306	$ 587	$ 130	$ 50
Company Selected Measure Amount	492	474	434	348	228
PEO Name	Mr. Sachin S
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,857,639	$ 1,045,030	$ 5,942,282	$ 14,642,001	$ 1,345,717
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,504,233	7,194,149	5,127,683	9,013,070	4,994,925
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,323,012)	(5,640,322)	(2,296,321)	6,754,492	(3,675,719)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(323,582)	(508,797)	3,110,920	(1,125,561)	26,511
PEO | ChangeInPensionValueAndNonQualifiedDeferredCompensationEarningsMember [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Deductions For Amounts Reported Under Stock Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,360,638)	(10,192,050)	(9,794,540)	(6,999,953)	(6,499,949)
PEO | Pension Adjustment Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Fair value at last day [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,464,757)	(1,051,884)	(1,118,302)	(801,739)	(695,033)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,432,996	41,503	666,269	1,669,102	233,328
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,718,778	742,480	585,460	1,032,315	534,103
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(249,703)	(645,262)	(248,677)	715,181	(345,800)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,079)	(55,715)	329,486	(78,394)	45,025
Non-PEO NEO | ChangeInPensionValueAndNonQualifiedDeferredCompensationEarningsMember [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustment Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Fair value at last day [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0